COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Purchase of grains	$ 26,936,000	$ 53,994,000
Mortgages to banks	$ 39,208